Waddell & Reed InvestEd Portfolios, Inc.



          Waddell & Reed InvestEd Growth Portfolio
          Waddell & Reed InvestEd Balanced Portfolio
          Waddell & Reed InvestEd Conservative Portfolio

     Annual
     Report
     -----------------
     December 31, 2002

CONTENTS

         3     Managers' Discussion

         9     Waddell & Reed InvestEd Growth Portfolio

        19     Waddell & Reed InvestEd Balanced Portfolio

        29     Waddell & Reed InvestEd Conservative Portfolio

        39     Notes to Financial Statements

        47     Independent Auditors' Report

        48     Directors & Officers

        56     Annual Privacy Notice

        58     Householding Notice











This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed InvestEd Portfolios, Inc. current prospectus and current Fund performance information.

MANAGERS' DISCUSSION
---------------------------------------------------------------------------
  December 31, 2002


An interview with Henry J. Herrmann, Michael L. Avery and Daniel J. Vrabac, portfolio managers of Waddell & Reed InvestEd Portfolios, Inc.

This report relates to the operation of the Waddell & Reed InvestEd Growth Portfolio, the Waddell & Reed InvestEd Balanced Portfolio and the Waddell & Reed InvestEd Conservative Portfolio for the fiscal year ended December 31, 2002. The following discussion, graphs and tables provide you with information regarding the Portfolios' performance during that period.

How did the Portfolios perform during the last fiscal year?
Throughout the year, we endured a difficult environment for equity investing. Each of the Portfolios, however, did outperform their stock benchmark index. Each also underperformed the bond benchmark index, as the climate was much more conducive to fixed income investing. Since each Portfolio invests in a variety of mutual funds, we utilize three benchmark indexes for comparison purposes: the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 22.10 percent during the fiscal year; the Salomon Brothers Broad Investment Grade Index (reflecting the performance of securities that generally represent the bond market), which increased 10.09 percent during the period; and the Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit, (reflecting the performance of securities that generally represent one-month certificates of deposit), which increased
1.79 percent during the period.

In comparison, the Waddell & Reed InvestEd Growth Portfolio's Class A shares declined 13.94 percent during the period, without the impact of sales load, and declined 18.89 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Multi-Cap Core Funds Universe Average, which declined 21.57 percent during the period.

The Waddell & Reed InvestEd Balanced Portfolio's Class  A shares declined
8.45 percent during the period, without the impact of sales load, and declined 13.71 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Balanced Funds Universe Average, which declined 11.73 percent during the period.

The Waddell & Reed InvestEd Conservative Portfolio's Class A shares increased 0.35 percent during the period, without the impact of sales load, and declined 5.42 percent, including the impact of sales load. This Portfolio's peer group is the Lipper Flexible Portfolio Funds Universe Average, which declined 11.84 percent during the period.

What factors impacted the performance of the Portfolios during the fiscal year?
The market environment throughout the year provided an excellent example of why we constructed the Waddell & Reed InvestEd Portfolios the way we have. Organized as a "fund of funds," each Portfolio helps to diversify your investment among a variety of mutual funds within the Waddell & Reed Advisors Funds family. Thus, your investment isn't tied to one sector or one type of fund. Over time, we believe this provides a stronger investment through different investment climates, as you seek to build your assets toward your long-term goal of education funding. During the fiscal year, for example, each of the Portfolios was allocated in differing increments to equity funds, which suffered during most of the year, but saw a small rally toward year-end. Our fixed income holdings helped us outperform the stock benchmark, but our equity holdings held performance back in comparison with the bond benchmark index.

What other market conditions or events influenced the performance of the Portfolios during the fiscal year?
The best way to describe the fiscal year overall is as an environment of high valuations, low earnings growth, lack of trust in corporate management and lost credibility on Wall Street. Geopolitics also impacted the markets throughout the period. Additionally, the U.S. dollar peaked, and then began to decline, relative to European currencies, resulting in marginal capital flows away from the U.S. All of this negative news impacted investor confidence and put pressure on the equity markets.

What is your outlook for the coming fiscal year?
By the end of the year, we recognized numerous factors that may point to better economic growth prospects in the future. Consumer spending continues to be the underlying support mechanism, while inflation remains tame and personal income has increased consistently. With meager inflation, low interest rates, manageable debt burdens and rising personal income, we expect the economy to steer clear of the "double dip" recession that has been predicted by some economists. We anticipate market support from tax relief and the possible elimination of the double taxation of dividends. While we do expect equity market volatility to continue, the underlying trends lead us to believe that the prospects for stocks are positive. While we do not expect returns similar to those experienced in the late 1990s, we believe the equity markets have the potential for moderate returns in 2003. Going forward, we believe that the respective Portfolio allocations position each Portfolio positively for a variety of economic climates that we are likely to experience.

Sincerely,
Henry J. Herrmann
Michael L. Avery
Daniel J. Vrabac
Portfolio Managers

Comparison of Change in Value of $10,000 Investment
            Waddell & Reed InvestEd Growth Portfolio, Class A Shares
                                 S&P 500 Index
                 Salomon Brothers Broad Investment Grade Index
     Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit
                  Lipper Multi-Cap Core Funds Universe Average

                                                  Salomon
                                                 Brothers
               Waddell             Salomon     Short-Term   Lipper
               & Reed             Brothers    Index for 1   Multi-Cap
               InvestEd              Broad          Month   Core Funds
               Growth   S&P 500 Investment   Certificates   Universe
               Portfolio  IndexGrade Index     of Deposit   Average
               ---------   ------------------- ----------   ----------
10/01/01 Purchase 10,000 10,000     10,000         10,000   10,000
12/31/01          10,238 11,068     10,002         10,058   11,195
12/31/02           8,812  8,622     11,011         10,238    8,780

===== Waddell & Reed InvestEd Growth Portfolio, Class A Shares(1) -- $8,812 +++++ S&P 500 Index -- $8,622
----- Salomon Brothers Broad Investment Grade Index -- $11,011
***** Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit --
      $10,238
*_*_* Lipper Multi-Cap Core Funds Universe Average -- $8,780

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)
                    Class A    Class B   Class C
               -------------------------------------

1-year period ended
   12-31-02         -18.89%    -18.00%   -14.49%
Since inception of
   Class(3) through
   12-31-02          -9.63%     -8.95%    -5.85%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
(3)10-1-01 for Class A, Class B and Class C shares (the date on which shares were first acquired by shareholders).
Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Comparison of Change in Value of $10,000 Investment
           Waddell & Reed InvestEd Balanced Portfolio, Class A Shares
                                 S&P 500 Index
                 Salomon Brothers Broad Investment Grade Index
     Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit
                     Lipper Balanced Funds Universe Average

                                                  Salomon
                                                 Brothers
               Waddell             Salomon     Short-Term   Lipper
               & Reed             Brothers    Index for 1   Balanced
               InvestEd              Broad          Month   Funds
               Balanced S&P 500 Investment   Certificates   Universe
               Portfolio  IndexGrade Index     of Deposit   Average
               ---------   ------------------- ----------   ----------
10/01/01Purchase 10,000  10,000     10,000         10,000   10,000
12/31/01          9,991  11,068     10,002         10,058   10,680
12/31/02          9,147   8,622     11,011         10,238    9,427

===== Waddell & Reed InvestEd Balanced Portfolio, Class A Shares(1) -- $9,147 +++++ S&P 500 Index -- $8,622
----- Salomon Brothers Broad Investment Grade Index -- $11,011
***** Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit --
      $10,238
*_*_* Lipper Balanced Funds Universe Average -- $9,427

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)
                    Class A    Class B   Class C
               -------------------------------------

1-year period ended
   12-31-02         -13.71%    -12.84%   -9.11%
Since inception of
   Class(3) through
   12-31-02          -6.89%     -6.24%   -3.06%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
(3)10-1-01 for Class A, Class B and Class C shares (the date on which shares were first acquired by shareholders).
Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Comparison of Change in Value of $10,000 Investment
         Waddell & Reed InvestEd Conservative Portfolio, Class A Shares
                                 S&P 500 Index
                 Salomon Brothers Broad Investment Grade Index
     Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit
                Lipper Flexible Portfolio Funds Universe Average

                                                  Salomon
                                                 Brothers   Lipper
               Waddell             Salomon     Short-Term   Flexible
               & Reed             Brothers    Index for 1   Portfolio
               InvestEd              Broad          Month   Funds
               ConservativeS&P 500Investment Certificates   Universe
               Portfolio  IndexGrade Index     of Deposit   Average
               ---------   ------------------- ----------   ----------
10/01/01Purchase 10,000  10,000     10,000         10,000   10,000
12/31/01          9,640  11,068     10,002         10,058   10,679
12/31/02          9,673   8,622     11,011         10,238    9,415

===== Waddell & Reed InvestEd Conservative Portfolio, Class A Shares(1) --
      $9,673
+++++ S&P 500 Index -- $8,622
----- Salomon Brothers Broad Investment Grade Index -- $11,011
***** Salomon Brothers Short-Term Index for 1 Month Certificates of Deposit --
      $10,238
*_*_* Lipper Flexible Funds Universe Average -- $9,415

(1)The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)
                    Class A    Class B   Class C
               -------------------------------------
1-year period ended
   12-31-02         -5.42%     -4.33%    -0.50%
Since inception of
   Class(3) through
   12-31-02         -2.62%     -1.82%     1.28%

(2)Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
(3)10-1-01 for Class A, Class B and Class C shares (the date on which shares were first acquired by shareholders).
Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
-----------------------------------------------------------------
Growth Portfolio

GOAL
To seek long-term capital growth

Strategy
This Portfolio primarily invests in a combination of Waddell & Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed Advisors income-producing mutual funds. It is designed for investors who can accept equity market volatility in return for potentially higher returns, and who do not expect to incur expenses related to higher education for at least nine years.

Founded
2001

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class A Shares

Per Share Data
For the Fiscal Year Ended December 31, 2002
---------------------------------------------

Dividend paid ................   $0.09
                                 =====

Capital gains distribution ...   $0.05
                                 =====

Net asset value on
  12-31-02 $9.17 adjusted to:   $ 9.22(A)
  12-31-01 ...................   10.84
                                ------
Change per share .............  $(1.62)
                                ======

(A)This number includes the capital gains distribution of $0.05 paid in December 2002 added to the actual net asset value on December 31, 2002.

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-02   -18.89%      -13.94%         -18.00%       -14.61%
 5-year period
  ended 12-31-02     ---          ---             ---           ---
10-year period
  ended 12-31-02     ---          ---             ---           ---
Since inception
  of Class (F)      -9.63%       -5.24%          -8.95%        -5.95%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period                   Class C(B)
------                 ----------
 1-year period
  ended 12-31-02         -14.49%
 5-year period
  ended 12-31-02           ---
10-year period
  ended 12-31-02           ---
Since inception
  of Class (C)            -5.85%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO
--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on December 31, 2002, your Portfolio owned:

 $16.92  Waddell & Reed Advisors Core Investment Fund, Class Y
  15.20  Waddell & Reed Advisors Value Fund, Inc., Class Y
  10.15  Waddell & Reed Advisors High Income Fund, Inc., Class Y
  10.13  Waddell & Reed Advisors Global Bond Fund, Inc., Class Y
  10.08  Waddell & Reed Advisors Bond Fund, Class Y
  10.05  Waddell & Reed Advisors New Concepts Fund, Inc., Class Y
   9.62  Waddell & Reed Advisors International Growth Fund, Inc., Class Y
   9.52  Waddell & Reed Advisors Vanguard Fund, Inc., Class Y
   8.17  Waddell & Reed Advisors Small Cap Fund, Inc., Class Y
   0.16  Cash and Cash Equivalents

THE INVESTMENTS OF GROWTH PORTFOLIO
     December 31, 2002

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................   556,327  $ 3,621,692
Waddell & Reed Advisors Core Investment Fund,
 Class Y  ................................ 1,369,493    6,080,547
Waddell & Reed Advisors Global Bond Fund, Inc.,
 Class Y  ................................ 1,080,433    3,641,058
Waddell & Reed Advisors High Income Fund,
 Inc., Class Y  ..........................   523,430    3,648,310
Waddell & Reed Advisors International Growth
 Fund, Inc., Class Y*  ...................   688,568    3,456,610
Waddell & Reed Advisors New Concepts Fund,
 Inc., Class Y*  .........................   622,995    3,613,371
Waddell & Reed Advisors Small Cap Fund, Inc.,
 Class Y*  ...............................   306,249    2,936,924
Waddell & Reed Advisors Value Fund, Inc.,
 Class Y  ................................   601,799    5,464,333
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y*  ...............................   541,104    3,419,779
                                                      -----------

TOTAL MUTUAL FUNDS - 99.84%                           $35,882,624
 (Cost: $39,444,798)

TOTAL SHORT-TERM SECURITIES - 0.67%                   $   240,000
 (Cost: $240,000)

TOTAL INVESTMENT SECURITIES - 100.51%                 $36,122,624
 (Cost: $39,684,798)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.51%)      (182,269)

NET ASSETS - 100.00%                                  $35,940,355


Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     GROWTH PORTFOLIO
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 4)  ........   $36,123
 Cash  .....................................................         1
 Receivables:
   Portfolio shares sold ...................................       423
   Dividends and interest ..................................        20
 Prepaid insurance premium  ................................         1
 Other .....................................................        20
                                                               -------
    Total assets  ..........................................    36,588
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       608
 Payable to Portfolio shareholders  ........................        23
 Accrued management fee (Note 3)  ..........................         8
 Accrued administrative and shareholder
   servicing fee (Note 3) ..................................         7
 Accrued accounting services fee (Note 3)  .................         2
 Accrued distribution fee (Note 3)  ........................       ---*
 Accrued service fee (Note 3)  .............................       ---*
                                                               -------
    Total liabilities  .....................................       648
                                                               -------
      Total net assets  ....................................   $35,940
                                                               =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................   $     4
   Additional paid-in capital ..............................    39,653
 Accumulated undistributed loss:
   Accumulated undistributed net investment income..........         2
   Accumulated undistributed net realized loss
    on investment transactions  ............................      (157)
   Net unrealized depreciation in value of investments......    (3,562)
                                                               -------
    Net assets applicable to outstanding units of capital  .   $35,940
                                                               =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................     $9.17
 Class B  ..................................................     $9.17
 Class C  ..................................................     $9.17
Capital shares outstanding:
 Class A  ..................................................     3,150
 Class B  ..................................................       484
 Class C  ..................................................       276
Capital shares authorized ..................................   500,000
*Not shown due to rounding.
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     GROWTH PORTFOLIO
     For the Fiscal Year Ended December 31, 2002
     (In Thousands)
INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................      $   557
   Interest and amortization........................            3
                                                          -------
    Total income  ..................................          560
                                                          -------
 Expenses (Note 3):
   Administrative and shareholder servicing fee:
    Class A  .......................................          125
    Class B  .......................................           21
    Class C  .......................................            9
   Registration fees ...............................           98
   Service fee:
    Class A  .......................................           45
    Class B  .......................................            8
    Class C  .......................................            6
   Distribution fee:
    Class A  .......................................            7
    Class B  .......................................           25
    Class C  .......................................           17
   Accounting services fee .........................           19
   Investment management fee .......................           13
   Audit fees ......................................            5
   Legal fees ......................................            4
   Custodian fees ..................................            1
   Other ...........................................           23
                                                          -------
    Total  .........................................          426
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 3)  .........           (3)
                                                          -------
       Total expenses  .............................          423
                                                          -------
         Net investment income .....................          137
                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net gain on sales of mutual funds  .......           31
 Unrealized depreciation in value of investments
   during the period ...............................       (3,906)
                                                          -------
   Net loss on investments .........................       (3,875)
                                                          -------
    Net decrease in net assets resulting from
      operations ...................................      $(3,738)
                                                          =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     GROWTH PORTFOLIO
     (In Thousands)

                                                          For the
                                                      period from
                                           For the     October 1,
                                       fiscal year        2001(1)
                                             ended        through
                                      December 31,   December 31,
                                              2002       2001
                                        ------------ ------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income................     $   137      $    14
   Realized net gain on investments ....          31           80
   Unrealized appreciation (depreciation)     (3,906)         344
                                             -------      -------
    Net increase (decrease) in net assets
      resulting from operations ........      (3,738)         438
                                             -------      -------
 Distributions to shareholders from (Note 1C):(2)
   Net investment income:
    Class A  ...........................        (261)         (17)
    Class B  ...........................          (7)          (1)
    Class C  ...........................          (7)          (1)
   Realized gains on securities transactions:
    Class A  ...........................        (156)         ---
    Class B  ...........................         (24)         ---
    Class C  ...........................         (14)         ---
                                             -------      -------
                                                (469)         (19)
                                             -------      -------
 Capital share transactions (Note 6)  ..      27,159       12,535
                                             -------      -------
      Total increase....................      22,952       12,954
NET ASSETS
 Beginning of period  ..................      12,988           34
                                             -------      -------
 End of period  ........................     $35,940      $12,988
                                             =======      =======
   Undistributed net investment income .          $2         $---
                                             =======      =======

(1)Commencement of operations.
(2)See "Financial Highlights" on pages 16 - 18.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     GROWTH PORTFOLIO
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                           --------        -------
Net asset value,
 beginning of period         $10.84         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.01           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..          (1.54)          0.84
                             ------         ------
Total from investment
 operations  .......          (1.53)          0.86
Less distributions from:     ------         ------
 Net investment
   income ..........          (0.09)         (0.02)
 Capital gains  ....          (0.05)         (0.00)
                             ------         ------
Total distributions           (0.14)         (0.02)
Net asset value,             ------         ------
 end of period  ....         $ 9.17         $10.84
                             ======         ======
Total return(2) ....         -13.94%          8.63%
Net assets, end of
 period (in millions)           $29             $9
Ratio of expenses to average
 net assets including
 voluntary expense waiver      1.46%          1.67%(3)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver ............           0.69%          1.18%(3)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      1.48%          1.71%(3)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.67%          1.14%(3)
Portfolio turnover rate       27.96%          0.12%
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     GROWTH PORTFOLIO
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                           --------        -------
Net asset value,
 beginning of period         $10.84         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.04)          0.01
 Net realized and unrealized
   gain (loss) on investments (1.57)          0.84
                             ------         ------
Total from investment
 operations   ......          (1.61)          0.85
                             ------         ------
Less distributions from:
 Net investment
   income ..........          (0.01)         (0.01)
 Capital gains  ....          (0.05)         (0.00)
                             ------         ------
Total distributions           (0.06)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.17         $10.84
                             ======         ======
Total return .......         -14.61%          8.47%
Net assets, end of
 period (in millions)            $4             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.25%          2.22%(2)
Ratio of net investment
 income (loss) to average
 net assets including
 voluntary expense waiver     -0.13%          0.23%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.27%          2.28%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense waiver     -0.15%          0.17%(2)
Portfolio turnover rate       27.96%          0.12%
(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     GROWTH PORTFOLIO
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                           --------        -------
Net asset value,
 beginning of period         $10.84         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.02)          0.01
 Net realized and unrealized
   gain (loss) on investments (1.57)          0.84
                             ------         ------
Total from investment
 operations   ......          (1.59)          0.85
                             ------         ------
Less distributions from:
 Net investment
   income ..........          (0.03)         (0.01)
 Capital gains  ....          (0.05)         (0.00)
                             ------         ------
Total distributions           (0.08)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.17         $10.84
                             ======         ======
Total return .......         -14.49%          8.47%
Net assets, end of
 period (in millions)            $3             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.11%          2.19%(2)
Ratio of net investment
 income (loss) to average
 net assets including
 voluntary expense waiver     -0.03%          0.13%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.13%          2.25%(2)
Ratio of net investment
 income (loss) to average
 net assets excluding
 voluntary expense waiver     -0.05%          0.07%(2)
Portfolio turnover rate       27.96%          0.12%
(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
-----------------------------------------------------------------
Balanced Portfolio

GOALS
To seek capital growth and income

Strategy
This Portfolio invests in a combination of long-term, growth-oriented Waddell & Reed Advisors equity mutual funds and Waddell & Reed Advisors income-producing mutual funds. It is designed for investors who seek capital appreciation, in conjunction with income, and who do not expect to incur higher education expenses for at least two to three years.

Founded
2001

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class A Shares
Per Share Data
For the Fiscal Year Ended December 31, 2002
---------------------------------------------

Dividend paid ................   $0.14
                                 =====

Capital gains distribution ...   $0.05
                                 =====

Net asset value on
  12-31-02 $9.47 adjusted to:   $ 9.52(A)
  12-31-01 ...................   10.57
                                ------
Change per share .............  $(1.05)
                                ======

(A)This number includes the capital gains distribution of $0.05 paid in December 2002 added to the actual net asset value on December 31, 2002.

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-02   -13.71%      -8.45%          -12.84%       -9.25%
 5-year period
  ended 12-31-02     ---          ---             ---           ---
10-year period
  ended 12-31-02     ---          ---             ---           ---
Since inception
  of Class (F)      -6.89%      -2.37%           -6.24%       -3.17%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period                   Class C(B)
------                 ----------
 1-year period
  ended 12-31-02         -9.11%
 5-year period
  ended 12-31-02           ---
10-year period
  ended 12-31-02           ---
Since inception
  of Class (C)           -3.06%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO
--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on December 31, 2002, your Portfolio owned:

 $20.16  Waddell & Reed Advisors Bond Fund, Class Y
  14.95  Waddell & Reed Advisors Core Investment Fund, Class Y
  12.18  Waddell & Reed Advisors Value Fund, Inc., Class Y
  10.04  Waddell & Reed Advisors Government Securities Fund, Class Y
   8.65  Waddell & Reed Advisors International Growth Fund, Inc., Class Y
   7.05  Waddell & Reed Advisors New Concepts Fund, Inc., Class Y
   6.66  Waddell & Reed Advisors Vanguard Fund, Inc., Class Y
   5.08  Waddell & Reed Advisors High Income Fund, Inc., Class Y
   5.07  Waddell & Reed Advisors Global Bond Fund, Inc., Class Y
   5.01  Waddell & Reed Advisors Limited-Term Bond Fund, Class Y
   4.94  Waddell & Reed Advisors Cash Management, Inc., Class A
   0.21  Cash and Cash Equivalents

THE INVESTMENTS OF BALANCED PORTFOLIO
     December 31, 2002

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Bond Fund,
 Class Y  ................................ 1,036,446  $ 6,747,260
Waddell & Reed Advisors Cash Management,
 Inc., Class A  .......................... 1,652,724    1,652,724
Waddell & Reed Advisors Core Investment Fund,
 Class Y  ................................ 1,126,889    5,003,386
Waddell & Reed Advisors Global Bond Fund, Inc.,
 Class Y  ................................   503,280    1,696,055
Waddell & Reed Advisors Government Securities
 Fund, Class Y  ..........................   581,357    3,360,244
Waddell & Reed Advisors High Income Fund,
 Inc., Class Y  ..........................   243,905    1,700,021
Waddell & Reed Advisors International
 Growth Fund, Inc., Class Y*  ............   576,596    2,894,511
Waddell & Reed Advisors Limited-Term Bond Fund,
 Class Y  ................................   165,725    1,675,479
Waddell & Reed Advisors New Concepts Fund,
 Inc., Class Y*  .........................   406,963    2,360,385
Waddell & Reed Advisors Value Fund,
 Inc., Class Y  ..........................   449,035    4,077,239
Waddell & Reed Advisors Vanguard Fund, Inc.,
 Class Y*  ...............................   352,829    2,229,879
                                                       ----------

TOTAL MUTUAL FUNDS - 99.79%                           $33,397,183
 (Cost: $35,668,104)

TOTAL SHORT-TERM SECURITIES - 0.78%                   $   262,000
 (Cost: $262,000)

TOTAL INVESTMENT SECURITIES - 100.57%                 $33,659,183
 (Cost: $35,930,104)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.57%)      (190,519)

NET ASSETS - 100.00%                                  $33,468,664


Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     BALANCED PORTFOLIO
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 4)  ........   $33,659
 Cash  .....................................................         1
 Receivable:
    Portfolio shares sold ..................................       154
    Dividends and interest .................................        27
 Prepaid insurance premium  ................................         1
 Other  ....................................................         1
                                                               -------
    Total assets  ..........................................    33,843
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       286
 Payable to Portfolio shareholders  ........................        75
 Accrued management fee (Note 3)  ..........................         8
 Accrued administrative and shareholder
   servicing fee (Note 3) ..................................         3
 Accrued accounting services fee (Note 3)  .................         2
 Accrued distribution fee (Note 3)  ........................       ---*
 Accrued service fee (Note 3)  .............................       ---*
                                                               -------
    Total liabilities  .....................................       374
                                                               -------
      Total net assets  ....................................   $33,469
                                                               =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................   $     4
   Additional paid-in capital ..............................    35,785
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income..........         2
   Accumulated undistributed net realized loss
    on investment transactions  ............................       (51)
   Net unrealized depreciation in value of investments......    (2,271)
                                                               -------
    Net assets applicable to outstanding units of capital  .   $33,469
                                                               =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................     $9.47
 Class B  ..................................................     $9.47
 Class C  ..................................................     $9.47
Capital shares outstanding:
 Class A  ..................................................     2,622
 Class B  ..................................................       438
 Class C  ..................................................       468
Capital shares authorized ..................................   300,000
*Not shown due to rounding.
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     BALANCED PORTFOLIO
     For the Fiscal Year Ended December 31, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................      $   661
   Interest and amortization........................            3
                                                          -------
    Total income  ..................................          664
                                                          -------
 Expenses (Note 3):
   Administrative and shareholder servicing fee:
    Class A  .......................................           93
    Class B  .......................................           16
    Class C  .......................................           16
   Registration fees ...............................           96
   Service fee:
    Class A  .......................................           43
    Class B  .......................................            8
    Class C  .......................................            9
   Distribution fee:
    Class A  .......................................            3
    Class B  .......................................           24
    Class C  .......................................           26
   Accounting services fee .........................           18
   Investment management fee .......................           13
   Audit fees ......................................            6
   Legal fees ......................................            3
   Custodian fees ..................................            1
   Other............................................           17
                                                          -------
    Total  .........................................          392
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 3)  .........           (4)
                                                          -------
       Total expenses  .............................          388
                                                          -------
         Net investment income .....................          276
                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net gain on sales of mutual funds  .......          109
 Unrealized depreciation in value of investments
   during the period ...............................       (2,458)
                                                          -------
   Net loss on investments .........................       (2,349)
                                                          -------
    Net decrease in net assets resulting from
      operations ...................................      $(2,073)
                                                          =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     BALANCED PORTFOLIO
     (In Thousands)

                                                          For the
                                                      period from
                                           For the     October 1,
                                       fiscal year        2001(1)
                                             ended        through
                                      December 31,   December 31,
                                              2002       2001
                                        ------------ ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................     $   276      $    23
 Realized net gain on investments  .....         109           75
 Unrealized appreciation (depreciation)       (2,458)         187
                                             -------      -------
   Net increase (decrease) in net assets
    resulting from operations  .........      (2,073)         285
                                             -------      -------
Distributions to shareholders from (Note 1C):(2)
 Net investment income:
   Class A .............................        (351)         (23)
   Class B .............................         (27)          (2)
   Class C .............................         (31)          (3)
 Realized gains on securities transactions:
   Class A .............................        (122)         ---
   Class B .............................         (21)         ---
   Class C .............................         (22)         ---
                                             -------      -------
                                                (574)         (28)
                                             -------      -------
Capital share transactions
 (Note 6)  .............................      22,955       12,870
                                             -------      -------
    Total increase  ....................      20,308       13,127
NET ASSETS
Beginning of period ....................      13,161           34
                                             -------      -------
End of period ..........................     $33,469      $13,161
                                             =======      =======
 Undistributed net investment income ...          $2         $---
                                             =======      =======


(1)Commencement of operations.
(2)See "Financial Highlights" on pages 26 - 28.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BALANCED PORTFOLIO
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.57         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.06           0.03
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.97)          0.57
                             ------         ------
Total from investment
 operations  .......          (0.91)          0.60
                             ------         ------
Less distributions from:
 Net investment
   income ..........          (0.14)         (0.03)
 Capital gains  ....          (0.05)         (0.00)
                             ------         ------
Total distributions           (0.19)         (0.03)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.47         $10.57
                             ======         ======
Total return(2) ....          -8.45%          6.00%
Net assets, end of
 period (in millions)           $25             $9
Ratio of expenses to average
 net assets including
 voluntary expense waiver      1.35%          1.67%(3)
Ratio of net investment income
 to average net assets including
 voluntary expense waiver      1.30%          1.70%(3)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      1.37%          1.72%(3)
Ratio of net investment income
 to average net assets excluding
 voluntary expense waiver      1.28%          1.65%(3)
Portfolio turnover rate       29.07%          0.00%
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BALANCED PORTFOLIO
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.57         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.01           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..          (1.00)          0.56
                             ------         ------
Total from investment
 operations  .......          (0.99)          0.58
                             ------         ------
Less distributions from:
 Net investment
   income ..........          (0.06)         (0.01)
 Capital gains  ....          (0.05)         (0.00)
                             ------         ------
Total distributions           (0.11)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.47         $10.57
                             ======         ======
Total return .......          -9.25%          5.84%
Net assets, end of
 period (in millions)            $4             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.12%          2.22%(2)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver  ...........           0.51%          0.75%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.14%          2.28%(2)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.49%          0.69%(2)
Portfolio turnover rate       29.07%          0.00%
(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     BALANCED PORTFOLIO
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.57         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.02           0.02
 Net realized and
   unrealized gain (loss)
   on investments ..          (1.00)          0.56
                             ------         ------
Total from investment
 operations  .......          (0.98)          0.58
                             ------         ------
Less distributions from:
 Net investment
   income ..........          (0.07)         (0.01)
 Capital gains  ....          (0.05)         (0.00)
                             ------         ------
Total distributions           (0.12)         (0.01)
                             ------         ------
Net asset value,
 end of period  ....         $ 9.47         $10.57
                             ======         ======
Total return .......          -9.11%          5.84%
Net assets, end of
 period (in millions)            $4             $2
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.08%          2.23%(2)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver  ...........           0.54%          0.73%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.10%          2.29%(2)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.52%          0.67%(2)
Portfolio turnover rate       29.07%          0.00%
(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
-----------------------------------------------------------------
Conservative Portfolio

GOAL
To seek capital preservation

Strategy
This Portfolio invests primarily in Waddell & Reed Advisors bond and income-producing mutual funds. It invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. It is designed for investors who seek capital preservation, through a primary emphasis on income and a secondary emphasis on capital growth, and who expect to incur expenses related to higher education within a year or two.

Founded
2001

Scheduled Dividend Frequency
Annually (December)

Performance Summary -- Class A Shares

Per Share Data
For the Fiscal Year Ended December 31, 2002
---------------------------------------------

Dividend paid ................   $0.14
                                 =====

Capital gains distribution ...   $0.01
                                 =====

Net asset value on
  12-31-02 $10.06 adjusted to:  $10.07(A)
  12-31-01 ...................   10.18
                                ------
Change per share .............  $(0.11)
                                ======

(A)This number includes the capital gains distribution of $0.01 paid in December 2002 added to the actual net asset value on December 31, 2002.

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
------------------------------------------------------------------
Average Annual Total Return (A)

Because of ongoing market volatility, the Portfolio's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

                         Class A                      Class B
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-02    -5.42%       0.35%          -4.33%        -0.37%
 5-year period
  ended 12-31-02     ---          ---             ---           ---
10-year period
  ended 12-31-02     ---          ---             ---           ---
Since inception
  of Class (F)      -2.62%       2.10%          -1.82%         1.39%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-1-01 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period                   Class C(B)
------                 ----------
 1-year period
  ended 12-31-02         -0.50%
 5-year period
  ended 12-31-02           ---
10-year period
  ended 12-31-02           ---
Since inception
  of Class (C)            1.28%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)10-1-01 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO
--------------------------------------------------------------
Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on December 31, 2002, your Portfolio owned:

  $50.11 Waddell & Reed Advisors Limited-Term Bond Fund, Class Y
   20.09 Waddell & Reed Advisors Government Securities Fund, Class Y
   19.75 Waddell & Reed Advisors Cash Management, Inc., Class A and Cash and Cash Equivalents
    5.07 Waddell & Reed Advisors Value Fund, Inc., Class Y
    4.98 Waddell & Reed Advisors Core Investment Fund, Class Y

THE INVESTMENTS OF CONSERVATIVE PORTFOLIO
     December 31, 2002

                                              Shares        Value

MUTUAL FUNDS
Waddell & Reed Advisors Cash Management,
 Inc., Class A  .......................... 2,363,186  $ 2,363,186
Waddell & Reed Advisors Core Investment
 Fund, Class Y  ..........................   134,091      595,363
Waddell & Reed Advisors Government Securities
 Fund, Class Y  ..........................   415,238    2,400,074
Waddell & Reed Advisors Limited-Term Bond Fund,
 Class Y  ................................   592,216    5,987,307
Waddell & Reed Advisors Value Fund, Inc.,
 Class Y  ................................    66,784      606,402
                                                        ---------
TOTAL MUTUAL FUNDS - 100.03%                          $11,952,332
 (Cost: $11,905,509)

TOTAL SHORT-TERM SECURITIES - 0.56%                   $    67,000
 (Cost: $67,000)

TOTAL INVESTMENT SECURITIES - 100.59%                 $12,019,332
 (Cost: $11,972,509)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.59%)       (70,843)

NET ASSETS - 100.00%                                  $11,948,489


Notes to Schedule of Investments

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     CONSERVATIVE PORTFOLIO
     December 31, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 4)  ........   $12,019
 Cash ......................................................         1
 Receivables:
   Portfolio shares sold ...................................        96
   Dividends and interest ..................................        22
 Prepaid insurance premium  ................................       ---*
                                                               -------
    Total assets  ..........................................    12,138
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       165
 Payable to Portfolio shareholders  ........................        21
 Accrued administrative and shareholder
   servicing fee (Note 3) ..................................         1
 Accrued accounting services fee (Note 3) ..................         1
 Accrued distribution fee (Note 3)  ........................       ---*
 Accrued service fee (Note 3)  .............................       ---*
 Other  ....................................................         2
                                                               -------
    Total liabilities  .....................................       190
                                                               -------
      Total net assets  ....................................   $11,948
                                                               =======
NET ASSETS
 $0.001 par value capital stock:
   Capital stock ...........................................   $     1
   Additional paid-in capital ..............................    11,910
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income..........         2
   Accumulated undistributed net realized loss
    on investment transactions  ............................       (12)
   Net unrealized appreciation in value of investments......        47
                                                               -------
    Net assets applicable to outstanding units of capital  .   $11,948
                                                               =======
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................    $10.06
 Class B  ..................................................    $10.06
 Class C  ..................................................    $10.06
Capital shares outstanding:
 Class A  ..................................................       774
 Class B  ..................................................       133
 Class C  ..................................................       280
Capital shares authorized ..................................   200,000
*Not shown due to rounding.
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     CONSERVATIVE PORTFOLIO
     For the Fiscal Year Ended December 31, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends .......................................         $244
   Interest and amortization .......................            1
                                                              ---
    Total income  ..................................          245
                                                              ---
 Expenses (Note 3):
   Registration fees................................           89
   Administrative and shareholder servicing fee:
    Class A  .......................................           25
    Class B  .......................................            4
    Class C  .......................................           10
   Distribution fee:
    Class A  .......................................            1
    Class B  .......................................            8
    Class C  .......................................           15
   Service fee:
    Class A  .......................................           13
    Class B  .......................................            3
    Class C  .......................................            5
   Audit fees ......................................            5
   Investment management fee .......................            4
   Accounting services fee..........................            3
   Custodian fees ..................................            1
   Legal fees ......................................            1
   Other ...........................................            9
                                                              ---
    Total  .........................................          196
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 3)  .........           (4)
                                                              ---
       Total expenses  .............................          192
                                                              ---
         Net investment income .....................           53
                                                              ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 4)
 Realized net loss on sales of mutual funds  .......           (7)
 Unrealized appreciation in value of investments
   during the period ...............................           10
                                                              ---
   Net gain on investments .........................            3
                                                              ---
    Net increase in net assets resulting from
      operations ...................................         $ 56
                                                             ====
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     CONSERVATIVE PORTFOLIO
     (In Thousands)

                                                          For the
                                                      period from
                                           For the     October 1,
                                       fiscal year        2001(1)
                                             ended        through
                                      December 31,   December 31,
                                              2002       2001
                                        ------------ ------------
INCREASE IN NET ASSETS
Operations:
 Net investment income  ................     $    53       $   13
 Realized net gain (loss) on investments          (7)          18
 Unrealized appreciation  ..............          10           37
                                             -------       ------
   Net increase in net assets
    resulting from operations  .........          56           68
                                             -------       ------
Distributions to shareholders from (Note 1C):(2)
 Net investment income:
   Class A .............................        (105)         (12)
   Class B .............................          (9)          (3)
   Class C .............................         (17)          (3)
 Realized gains on securities transactions:
   Class A .............................          (4)          (1)
   Class B .............................         ---*         ---*
   Class C .............................          (2)         ---*
                                             -------       ------
                                                (137)         (19)
                                             -------       ------
Capital share transactions
 (Note 6)  .............................       6,761        5,185
                                             -------       ------
    Total increase  ....................       6,680        5,234
NET ASSETS
Beginning of period ....................       5,268           34
                                             -------       ------
End of period ..........................     $11,948       $5,268
                                             =======       ======
 Undistributed net investment income ...          $2         $---
                                             =======       ======


  *Not shown due to rounding.
(1)Commencement of operations.
(2)See "Financial Highlights" on pages 36 - 38.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CONSERVATIVE PORTFOLIO
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.18         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income (loss) (0.01)          0.04
 Net realized and
   unrealized gain
   on investments ..           0.04           0.19
Total from investment        ------         ------
 operations  .......           0.03           0.23
Less distributions from:     ------         ------
 Net investment
   income ..........          (0.14)         (0.05)
 Capital gains  ....          (0.01)         (0.00)*
                             ------         ------
Total distributions           (0.15)         (0.05)
Net asset value,             ------         ------
 end of period  ....         $10.06         $10.18
                             ======         ======
Total return(2) ....           0.35%          2.28%
Net assets, end of
 period (in millions)            $8             $3
Ratio of expenses to average
 net assets including
 voluntary expense waiver      1.91%          2.14%(3)
Ratio of net investment
 income to average net assets
 including voluntary expense
 waiver  ...........           0.87%          1.49%(3)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      1.96%          2.19%(3)
Ratio of net investment
 income to average net assets
 excluding voluntary expense
 waiver  ...........           0.82%          1.44%(3)
Portfolio turnover rate       81.11%          0.56%
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CONSERVATIVE PORTFOLIO
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.18         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment income         0.00           0.04
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.04)          0.17
                             ------         ------
Total from investment
 operations  .......          (0.04)          0.21
                             ------         ------
Less distributions from:
 Net investment
   income ..........          (0.07)         (0.03)
 Capital gains  ....          (0.01)         (0.00)*
                             ------         ------
Total distributions           (0.08)         (0.03)
                             ------         ------
Net asset value,
 end of period  ....         $10.06         $10.18
                             ======         ======
Total return .......          -0.37%          2.12%
Net assets, end of
 period (in millions)            $1             $1
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.67%          2.55%(2)
Ratio of net investment income
 to average net assets including
 voluntary expense waiver      0.16%          1.07%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.72%          2.60%(2)
Ratio of net investment
 income to average net
 assets excluding voluntary
 expense waiver  ...           0.11%          1.02%(2)
Portfolio turnover rate       81.11%          0.56%
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CONSERVATIVE PORTFOLIO
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                            For the        For the
                             fiscal       period from
                               year       10-1-01(1)
                              ended        through
                           12-31-02       12-31-01
                            -------        -------
Net asset value,
 beginning of period         $10.18         $10.00
                             ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.07)          0.03
 Net realized and
   unrealized gain
   on investments ..           0.02           0.18
Total from investment        ------         ------
 operations  .......          (0.05)          0.21
                             ------         ------
Less distributions from:
 Net investment
   income ..........          (0.06)         (0.03)
 Capital gains  ....          (0.01)         (0.00)*
                             ------         ------
Total distributions           (0.07)         (0.03)
Net asset value,             ------         ------
 end of period  ....         $10.06         $10.18
                             ======         ======
Total return .......          -0.50%          2.12%
Net assets, end of
 period (in millions)            $3             $1
Ratio of expenses to average
 net assets including
 voluntary expense waiver      2.66%          2.59%(2)
Ratio of net investment
 income to average
 net assets including
 voluntary expense waiver      0.11%          1.04%(2)
Ratio of expenses to average
 net assets excluding
 voluntary expense waiver      2.71%          2.64%(2)
Ratio of net investment
 income to average
 net assets excluding
 voluntary expense waiver      0.06%          0.98%(2)
Portfolio turnover rate       81.11%          0.56%
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2002

NOTE 1 -- Significant Accounting Policies

The Waddell & Reed InvestEd Plan ("InvestEd Plan") was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. ("InvestEd Portfolios") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a "Portfolio"). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Contributions to InvestEd Plan accounts are invested in shares of an InvestEd Portfolio. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Investments in funds within the Waddell & Reed Advisors Group of Mutual Funds are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. All distributions are automatically paid in additional shares of the same class of the distributing Portfolio. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. At December 31, 2002, the following amounts were reclassified:

                              Accumulated                   Accumulated
                             Undistributed     Additional   Undistributed
                             Net Investment    Paid-in      Net Realized
                                 Income        Capital      Loss
     -----------------------------------------------------------------
     Growth Portfolio         $139,583        $(65,948)      $(73,635)
     Balanced Portfolio        134,849         (65,216)       (69,633)
     Conservative Portfolio     79,748         (63,826)       (15,922)

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

Waddell & Reed InvestEd Portfolios, Inc., a Maryland corporation, was organized on May 23, 2001 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until October 1, 2001 (the date of the initial public offering).

On August 27, 2001, Waddell & Reed, Inc. ("W&R") purchased for investment 3,400 Class A shares of each Portfolio at their net asset value of $10.00 per share.

Prepaid registration expenses in the amount of $71,443, $70,651 and $69,144 were paid by Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, and were amortized over the twelve months following the initial public offering.

NOTE 3 -- Investment Management And Payments To Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio and each underlying fund pay a management fee to Waddell & Reed Investment Management Company ("WRIMCO") for providing investment advice and supervising its investments. The management fee for each of the Portfolios is payable at the annual rate of 0.05% of the net assets of the Portfolio.

The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.52%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.59%

for Waddell & Reed Advisors Global Bond Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.62%

for Waddell & Reed Advisors Government Securities Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2002, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year September 30, 2002, were 0.62%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.85%

for Waddell & Reed Advisors Limited-Term Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal period ended September 30, 2002, were 0.50%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.85%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.85%

for Waddell & Reed Advisors Value Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.70%

for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2002, were 0.68%

WRIMCO has voluntarily agreed to waive its investment management fee on any day that a Portfolio's or a fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

Each Portfolio has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the InvestEd Portfolios, including maintenance of each Portfolio's records, pricing of each Portfolio's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                       Average
                    Net Asset Level                Annual Fee
               (all dollars in millions)       Rate for Each Fund
               -------------------------       ------------------
               From $    0 to $   10                $      0
               From $   10 to $   25                $ 11,000
               From $   25 to $   50                $ 22,000
               From $   50 to $  100                $ 33,000
               From $  100 to $  200                $ 44,000
               From $  200 to $  350                $ 55,000
               From $  350 to $  550                $ 66,000
               From $  550 to $  750                $ 77,000
               From $  750 to $1,000                $ 93,500
                    $1,000 and Over                 $110,000

In addition, for each class of shares in excess of one, each Portfolio pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each underlying fund also pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Administrative and Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, each Portfolio pays WRSCO a fee at the rate of 0.40% of net assets annually. The fee may be paid daily on a pro rata basis. Each Portfolio also reimburses W&R and WRSCO for certain out-of-pocket costs.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WRSCO a monthly fee equal to of 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the InvestEd Portfolios) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended December 31, 2002, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                       CDSC
                                   Gross Sales    -----------------
                                   Commissions    Class B   Class C
                                   -----------    -----------------
     Growth Portfolio                $760,706      $500      $212
     Balanced Portfolio               447,080        12       222
     Conservative Portfolio            91,142       ---       207

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the period ended December 31, 2002, W&R paid the following amounts: Growth Portfolio - $530,961; Balanced Portfolio - $337,908; and Conservative Portfolio - $70,092.

Under a Distribution and Service Plan for Class A shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's Class A average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the InvestEd Portfolios for Class B and Class C shares, respectively, each Portfolio may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

The InvestEd Portfolios paid Directors' fees of $761, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

Investment securities transactions for the period ended December 31, 2002 are summarized as follows:

                               Growth       Balanced   Conservative
                            Portfolio      Portfolio      Portfolio
                          -----------   ------------   ------------
Purchases of mutual
 funds                    $34,129,044    $29,955,207    $13,845,446
Purchases of short-term
 securities                 6,082,000      6,386,000      4,041,000
Proceeds from sales
 of mutual funds            7,276,814      7,237,082      7,056,140
Proceeds from maturities
 and sales of short-term
 securities                 6,035,000      6,468,000      4,120,000

For Federal income tax purposes, cost of investments owned at December 31, 2002 and the related appreciation (depreciation) were as follows:

                                                                  Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation(Depreciation)
                       -------------- --------------------------------------
Waddell & Reed InvestEd
 Growth Portfolio  ...... $39,841,428    $ 148,598  $3,867,402 $(3,718,804)
Waddell & Reed InvestEd
 Balanced Portfolio  ....  35,980,729      357,771   2,679,317    (2,321,546)
Waddell & Reed InvestEd
 Conservative Portfolio    11,983,988      145,074     109,730      35,344

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2002 and the related capital loss carryover and post-October activity were as follows:

                                       Growth   Balanced  Conservative
                                    Portfolio  Portfolio     Portfolio
                                 -------------------------------------
Net ordinary income ............    $ 390,320   $ 499,262    $ 122,082
Distributed ordinary income ....      463,599     567,587      136,419
Undistributed ordinary income ..        1,348       1,807        1,884

Realized long-term capital gains          ---         ---          ---
Distributed long-term capital gains     6,120        5,819       1,338
Undistributed long-term capital gains     ---         ---          ---

Capital loss carryover .........          ---         ---          ---

Post-October losses deferred ...          ---         ---          ---

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

NOTE 6 -- Multiclass Operations

Each Portfolio currently offers three classes of shares, Class A, Class B and Class C, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the period ended December 31, 2002 are summarized below. Amounts are in thousands.

                                          Growth   BalancedConservative
                                        Portfolio Portfolio Portfolio
                                        --------- --------- ---------
Shares issued from sale of shares:
 Class A  ..............................     2,438     1,890       515
 Class B  ..............................       319       261        31
 Class C  ..............................       152       301       181
Shares issued from reinvestment
 of dividends and/or capital gains
 distributions:
 Class A  ..............................        46        50        11
 Class B  ..............................         3         5         1
 Class C  ..............................         2         6         2
Shares redeemed:
 Class A  ..............................      (195)     (183)      (52)
 Class B  ..............................       (25)      (12)       (2)
 Class C  ..............................       (28)      (35)      (18)
                                             -----     -----     -----
Increase in outstanding capital shares .     2,712     2,283       669
                                             =====     =====       ===
Value issued from sale of shares:
 Class A  ..............................   $24,396   $19,008    $5,209
 Class B  ..............................     3,158     2,617       317
 Class C  ..............................     1,524     3,004     1,821
Value issued from reinvestment
 of dividends and/or capital gains
 distributions:
 Class A  ..............................       417       473       109
 Class B  ..............................        31        48         9
 Class C  ..............................        21        53        19
Value redeemed:
 Class A  ..............................    (1,880)   (1,788)     (524)
 Class B  ..............................      (241)     (122)      (21)
 Class C  ..............................      (267)     (338)     (178)
   .....................................   -------   -------    ------
Increase in outstanding capital ........   $27,159   $22,955    $6,761
                                           =======   =======    ======

Transactions in capital stock for the period ended December 31, 2001 are summarized below. Amounts are in thousands.

                                          Growth   BalancedConservative
                                        Portfolio Portfolio Portfolio
                                        --------- --------- ---------
Shares issued from sale of shares:
 Class A  ..............................       873       861       295
 Class B  ..............................       186       184       103
 Class C  ..............................       150       197       115
Shares issued from reinvestment of
 dividend and/or capital gains
 distribution:
 Class A  ..............................         2         2         1
 Class B  ..............................       ---*      ---*      ---*
 Class C  ..............................       ---*      ---*      ---*
Shares redeemed:
 Class A  ..............................       (16)       (2)      ---
 Class B  ..............................       ---*      ---       ---
 Class C  ..............................       ---       ---*      ---
                                             -----      ----      ----
Increase in outstanding capital shares .     1,195     1,242       514
                                             =====     =====       ===
Value issued from sale of shares:
 Class A  ..............................   $ 9,245   $ 8,975    $2,992
 Class B  ..............................     1,922     1,876     1,024
 Class C  ..............................     1,530     2,016     1,151
Value issued from reinvestment of
 dividend and/or capital gains
 distribution:
 Class A  ..............................        17        23        12
 Class B  ..............................         1         2         3
 Class C  ..............................         1         3         3
Value redeemed:
 Class A  ..............................      (179)      (25)      ---
 Class B  ..............................        (2)      ---       ---
 Class C  ..............................       ---       ---*      ---
                                           -------   -------    ------
Increase in outstanding capital ........   $12,535   $12,870    $5,185
                                           =======   =======    ======
*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed InvestEd Portfolios, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Growth Portfolio, Balanced Portfolio, and Conservative Portfolio (collectively the "Portfolios") comprising Waddell & Reed InvestEd Portfolios, Inc., as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from October 1, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios of Waddell & Reed InvestEd Portfolios, Inc. as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for the year then ended and the period from October 1, 2001 through December 31, 2001, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 7, 2003

The Board of Directors of Waddell & Reed InvestEd Portfolios, Inc.

Each of the individuals listed below serves as a director for each of the portfolios within the Waddell & Reed Advisors Funds, W&R Funds, Inc., Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. for a total of 47 portfolios served. Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years.

The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO.

DISINTERESTED DIRECTORS

James M. Concannon (55)
Washburn Law School, 1700 College, Topeka, KS 66621
Position held with Fund:  Director
Director since:  1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School; formerly, Dean, Washburn Law School
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

John A. Dillingham (64)
4040 Northwest Claymont Drive, Kansas City, MO 64116
Position held with Fund:  Director
Director since:  1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Co.
Other Directorships held by Director: Chairman, Clay Co. IDA and Kansas City Municipal Assistance Corp., both bonding authorities; Director, American Royal and Salvation Army

David P. Gardner (69)
2441 Iron Canyon Drive, Park City UT 84060
Position held with Fund:  Director
Director since:  1998
Principal Occupation During Past 5 Years: formerly, President, William and Flora Hewlett Foundation
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp., Campus Pipeline, John & Karen Huntsman Foundation and Huntsman Cancer Foundation; formerly, Chairman, George S. and Dolores Dor'e Eccles Foundation; formerly, Director, First Security Corp., Digital Ventures and Charitableway

Linda K. Graves (49)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1995
Principal Occupation During Past 5 Years:  formerly, First Lady of Kansas
Other Directorships held by Director: Chairman & Director, Community Foundation of Johnson County; Director, Greater Kansas City Community Foundation; Director, American Guaranty Life Insurance Company

Joseph Harroz, Jr. (36)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1998
Principal Occupations During Past 5 Years: General Counsel, University of Oklahoma, Cameron University and Rogers State University; Vice President, University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC, commercial enterprise investments Other Directorships held by Director: Treasurer, Oklahoma Appleseed (Center for Law and Justice); Trustee, Ivy Fund

John F. Hayes (83)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1988
Principal Occupation During Past 5 Years: Chairman, Gilliland & Hayes, PA, a law firm
Other Directorships held by Director: Director, Central Bank & Trust and Central Financial Corp.; formerly, Director, Central Properties, Inc.

Glendon E. Johnson (79)
13635 Deering Bay Drive, Unit 284, Miami, FL 33158
Position held with Fund:  Director
Director since:  1971
Principal Occupations During Past 5 Years: Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corp.
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (66)
1213 W. 95th Ct., Chartwell #4, Kansas City, MO 64114
Position held with Fund:  Director
Director since:  1995
Principal Occupations During Past 5 Years: Professor, University of Missouri at Kansas City; formerly, Chancellor, University of Missouri at Kansas City
Other Directorships held by Director:  Trustee, Ivy Fund

Frederick Vogel III (67)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1971
Principal Occupation During Past 5 Years:  Retired
Other Directorships held by Director:  None

INTERESTED DIRECTORS

Robert L. Hechler (66)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer; formerly, Vice President
Director since:  1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to present); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director:  None

Henry J. Herrmann (60)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director, President and portfolio manager; formerly, Vice President
Director since:  1998; President and portfolio manager since:  2001
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); Treasurer of WDR (1998 to 1999); Director of W&R (1993 to present); Director of WRIMCO (1992 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President and Chief Executive Officer of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of Ivy Fund (2002 to present)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Chairman and Director, Ivy Services. Inc., an affiliate of WRIICO; Director, WRIICO; Trustee, Ivy Fund

Frank J. Ross, Jr. (49)
Polsinelli, Shalton & Welte,700 West 47th Street, Suite 1000, Kansas City, MO 64112
Position held with Fund:  Director
Director since:  1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm
Other Directorships held by Director:  Director, Columbian Bank & Trust

Keith A. Tucker (58)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President
Director since:  1993; Chairman of the Board of Directors since:  1998
Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Principal Financial Officer of WDR (1998 to 1999); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998)
Other Directorships held by Director:  Chairman of the Board and Trustee, Ivy
Fund

OFFICERS

Theodore W. Howard (60)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Length of Time Served: Vice President, Treasurer and Principal Accounting Officer, 16 years; Principal Financial Officer, 1 year
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Vice President of WRSCO (1988 to 2001); Vice President and Assistant Treasurer of Ivy Fund (2002 to present)
Directorships held:  None

Kristen A. Richards (35)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund:  Vice President, Secretary and Associate General
Counsel
Length of Time Served:  3 years
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President and Secretary of Ivy Fund (2002 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)
Directorships held:  None

Daniel C. Schulte (37)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund:  Vice President, Assistant Secretary and General
Counsel
Length of Time Served:  3 years
Principal Occupation(s) During Past 5 Years: Vice President, Secretary and General Counsel of WDR (2000 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President, General Counsel and Assistant Secretary of Ivy Services, Inc. (2002 to present); Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President and Assistant Secretary of Ivy Fund (2002 to present); Assistant Secretary of WDR (1998 to 2000); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)
Directorships held:  None

Michael D. Strohm (51)
6300 Lamar Avenue, Overland Park KS 66202
Position held with Fund:  Vice President
Length of Time Served:  1 year
Principal Occupation(s) During Past 5 Years: Senior Vice President of WDR (1998 to present); Chief Operations Officer of WDR (2002 to present); President, Director, Chief Executive Officer and Chief Financial Officer of W&R (2002 to present); Senior Vice President of W&R (1994 to 2002); President and Director of WRSCO (1999 to present); President and Chief Executive Officer of Ivy Services, Inc. (2002 to present); Vice President of Ivy Fund (2002 to present) Directorships held: Director of WRIICO and Ivy Services, Inc.

Michael L. Avery (49)
6300 Lamar Avenue, Overland Park KS 66202
Position held with Fund:  Vice President and portfolio manager
Length of Time Served:  2 years
Principal Occupation(s) During Past 5 Years: Senior Vice President/Vice President and Director of Research (1987 to present); portfolio manager for investment companies managed by WRIMCO (1994 to present)
Directorships held:  None

Daniel J. Vrabac (48)
6300 Lamar Avenue, Overland Park KS 66202
Position held with Fund:  Vice President and portfolio manager
Length of Time Served:  2 years
Principal Occupation(s) During Past 5 Years: Principal Occupation(s) During Past 5 Years: Senior Vice President and Head of Fixed Income for WRIMCO (2000 to present); portfolio manager for investment companies managed by WRIMCO (1997 to present); Vice President of WRIMCO (1997 to 2000)
Directorships held:  None

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy
At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected
In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed
While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information
Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right
If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

Waddell & Reed InvestEd Portfolios, Inc.

     Waddell & Reed InvestEd Growth Portfolio
     Waddell & Reed InvestEd Balanced Portfolio
     Waddell & Reed InvestEd Conservative Portfolio












------------------------------------

FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355



Our INTERNET address is:
  http://www.waddell.com


NUR1909A(12-02)

For more complete information regarding any of the portfolios in Waddell & Reed InvestEd Portfolios, Inc., including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.